OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
Schedule of financial liabilities

	Balance
	Current		Non-current
	12.31.2025	12.31.2024	12.31.2025	12.31.2024
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 17.1.1 - 3)	11,820,186	56,401,282	104,960,991	—
Bonds payable, net (1) (Note 17.2)	23,808,205	29,800,608	991,600,601	1,003,864,048
Bottle guaranty deposits	13,546,983	14,136,175	—	—
Derivative contract liabilities (Note 17.3)	3,617,715	361,384	76,644,920	41,788,078
Lease liabilities (Note 17.4.1 - 2)	9,625,901	9,631,011	18,589,311	20,891,121
Total	62,418,990	110,330,460	1,191,795,823	1,066,543,247

(1)Amounts net of issuance expenses and discounts related to issuance.

Schedule of fair values of financial assets and liabilities

	Book value	Fair value	Book value	Fair value
Current	12.31.2025	12.31.2025	12.31.2024	12.31.2024
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalent (2)	296,539,709	296,539,709	248,899,004	248,899,004
Financial assets at fair value (1)	657,477	657,477	4,047,219	4,047,219
Trade debtors and other accounts receivable (2)	339,778,498	339,778,498	332,831,088	332,831,088
Accounts receivable related companies (2)	15,299,187	15,299,187	9,901,543	9,901,543
Bank liabilities (2)	11,820,186	11,841,930	56,401,282	52,103,494
Bonds payable (2)	23,808,205	23,998,353	29,800,608	29,147,599
Bottle guaranty deposits (2)	13,546,983	13,546,983	14,136,175	14,136,175
Forward contracts liabilities (see Note 22) (1)	3,617,715	3,617,715	361,384	361,384
Leasing agreements (2)	9,625,901	9,625,900	9,631,011	9,631,011
Accounts payable (2)	480,396,027	480,396,027	457,074,643	457,074,643
Accounts payable related companies (2)	102,102,553	102,102,553	94,376,420	94,376,420

	Book value	Fair value	Book value	Fair value
Non-current	12.31.2025	12.31.2025	12.31.2024	12.31.2024
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value (1)	142,975,857	142,975,857	144,550,766	144,550,766
Non-current accounts receivable (2)	187,644	187,644	335,723	335,723
Accounts receivable related companies (2)	8,000,924	8,000,924	292,932	292,932
Bank liabilities (2)	104,960,991	103,525,192	—	—
Bonds payable (2)	991,600,601	962,462,012	1,003,864,048	930,907,271
Leasing agreements (2)	18,589,311	18,589,311	20,891,121	20,891,121
Non-current accounts payable (2)	685,605	685,605	2,534,836	2,534,836
Derivative contracts liabilities (see Note 22) (1)	76,644,920	76,644,920	41,788,078	41,788,077
Accounts payable related companies (2)	—	—	380,465	380,465
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

Summary of reconciliation arising from financing activities

	Reconciliation of financial liabilities 2025
		Changes with effect on cash flow		Changes other than cash
				Change in
				foreign currency
				and unit per		Increase	Reclassification
				adjustment	Accrual of	through new	long-term to	Fair value
	As of 01.01.2025	Acquisition	Payments *	(USD/CHF)	interest	leases	short-term	changes	Others	As of 12.31.2025
Current bank liabilities	56,401,282	48,354,775	(94,580,375)	(2,879,729)	4,524,233	—	—	—	—	11,820,186
Current bank liabilities	—	104,800,000	—	160,991	—	—	—	—	—	104,960,991
Current bonds	29,800,608	—	(49,280,177)	1,038,273	35,410,394	—	6,839,107	—	—	23,808,205
Non-current bonds	1,003,864,048	—	(4,228,479)	(1,195,861)	—	—	(6,839,107)	—	—	991,600,601
Current lease liabilities	9,631,011	—	(11,783,584)	(4,742,651)	2,830,185	10,730,323	2,960,617	—	—	9,625,901
Non-current lease liabilities	20,891,121	—	(2,662,826)	(551,047)	—	3,872,680	(2,960,617)	—	—	18,589,311
Non-current derivative contract liabilities	41,788,078	—	(14,472,986)	—	18,418,012	—	—	30,911,816	—	76,644,920
Total	1,162,376,148	153,154,775	(177,008,427)	(8,170,024)	61,182,824	14,603,003	—	30,911,816	—	1,237,050,115

Cash flow balance December 2025	ThCh$
Interest paid	(57,331,558)
Loan payments	(84,947,461)
Lease liability payments	(14,446,410)
Principal payment	(18,425,349)
Proceeds from short term loans	153,154,775
Proceeds (payments) from bond-related derivative instruments	(1,857,649)

*Financing payments include both interest and principal on the debt.

	Reconciliation of financial liabilities 2024
		Changes with effect on cash flow		Changes with effect on cash flow
				Change in
				foreign currency
				and unit per		Increase	Reclassification
				adjustment	Accrual of	through	long-term to	Fair value
	As of 01.01.2024	Acquisition	Payments *	(USD/CHF)	interest	new leases	short-term	changes	Others	As of 12.31.2024
Current bank liabilities	1,500,909	123,752,721	(75,687,330)	(9,955,723)	7,387,014	—	9,403,691	—	—	56,401,282
Current bank liabilities	13,403,691	—	(4,000,000)	—	—	—	(9,403,691)	—	—	—
Current bonds	27,479,415	—	(37,061,057)	4,147,898	35,234,352	—	—	—	—	29,800,608
Non-current bonds	953,660,440	—	(16,910,371)	67,113,979	—	—	—	—	—	1,003,864,048
Current lease liabilities	9,926,283	—	(7,653,559)	(3,899,722)	3,276,490	7,069,867	1,665,140	—	(753,488)	9,631,011
Non-current lease liabilities	24,811,777	—	(2,693,797)	(1,936,618)	—	1,724,952	(1,665,140)	—	649,947	20,891,121
Non-current derivative contract liabilities	52,449,925	2,587,025	(11,865,980)	—	15,394,097	—	—	(16,776,989)	—	41,788,078
Total	1,083,232,440	126,339,746	(155,872,094)	55,469,814	61,291,953	8,794,819	—	(16,776,989)	(103,541)	1,162,376,148

Cash flow balance December 2024	ThCh$
Interest payments	(65,837,409)
Loan payments	(62,776,958)
Lease liability payments	(10,347,356)
Payment of bond principal	(16,910,371)
Proceeds from short term loans	123,752,721
Proceeds (payments) from bond-related derivative instruments	2,587,025

*Financing payments include both interest and principal on the debt.

	Reconciliation of financial liabilities 2023
		Changes with effect on cash flow		Changes other than cash
				Change in
				foreign currency
				and unit per		Increase	Reclassification
				adjustment	Accrual of	through	long-term to	Fair value
	As of 01.01.2023	Acquisition	Payments *	(USD/CHF)	interest	new leases	short-term	changes	Others	As of 12.31.2023
Current bank liabilities	688,800	31,850,233	(32,028,986)	(3,432,184)	4,423,046	—	—	—	—	1,500,909
Current bank liabilities	13,366,211	—	—	—	37,480	—	—	—	—	13,403,691
Current bonds	340,767,980	—	(376,971,322)	10,685,477	41,648,943	—	11,348,337	—	—	27,479,415
Non-current bonds	763,368,160	167,739,096	—	33,901,521	—	—	(11,348,337)	—	—	953,660,440
Current lease liabilities	7,100,579	—	(6,299,217)	(1,638,446)	2,563,021	5,330,367	2,869,979	—	—	9,926,283
Non-current lease liabilities	15,892,628	—	—	(1,303,322)	—	13,092,450	(2,869,979)	—	—	24,811,777
Non-current derivative contract liabilities	112,175,058	138,715,637	(15,384,841)	—	9,605,293	—	—	(192,661,222)	—	52,449,925
Total	1,253,359,416	338,304,966	(430,684,366)	38,213,046	58,277,783	18,422,817	—	(192,661,222)	—	1,083,232,440

Cash flow balance December 2023	ThCh$
Interest payments	(67,010,058)
Loan payments	(26,378,491)
Lease liability payments	(6,299,217)
Payment of bond principal	(330,996,600)
Proceeds from the issuance of bonds	167,739,096
Proceeds from short term loans	31,850,233
Proceeds (payments) from bond-related derivative instruments	138,715,637

*Financing payments include both interest and principal on the debt.

Schedule of bank obligations, current

										Maturity		Total
Debtor			Creditor				Type of	Nominal	Effective	Up to	90 days to	at	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	90 days	1 year	12.31.2025	12.31.2024
										ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannual	1.28%	1.28%	—	—	—	4,051,952
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannual	9.49%	9.49%	—	—	—	4,683,861
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannual	5.18%	5.18%	—	1,501,511	1,501,511	5,180,573
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco de Chile	Chile	CLP	At maturity	5.23%	—	—	—	—	5,027,500
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco Bice	Chile	CLP	At maturity	5.23%	5.23%	—	1,001,017	1,001,017	1,003,357
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco Bice	Chile	CLP	At maturity	5.23%	5.23%	—	5,005,811	5,005,811	—
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco Bice	Chile	CLP	At maturity	5.23%	5.23%	—	1,501,743	1,501,743	1,526,560
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco de Chile	Chile	CLP	At maturity	6.54%	6.54%	—	340,080	340,080	1,505,250
91.144.000-8	Embotelladora Andina S.A.	Chile	Foreign	Bank of America N.A.	Chile	UF	At maturity	2.84%	3.14%	—	1,052,897	1,052,897	—
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	UF	At maturity	0.18%	1.50%	—	1,379,548	1,379,548	34,877
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	USD	At maturity	0.18%	1.50%	—	37,579	37,579	1,170,198
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia S.A.	Argentina	USD	At maturity	15.00%	16.01%	—	—	—	160,432
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia S.A.	Argentina	USD	At maturity	16.00%	17.2%	—	—	—	295,706
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Nación S.A.	Argentina	ARS	At maturity	16.00%	17.2%	—	—	—	27,472,719
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Nación S.A.	Argentina	ARS	At maturity	48.50%	60.9%	—	—	—	721
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Coinag	Argentina	ARS	At maturity	43.00%	52.06%	—	—	—	3,387
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi S.A.	Argentina	ARS	At maturity	46.50%	57.80%	—	—	—	3,965,838
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Macro	Argentina	ARS	At maturity	33.00%	38.48%	—	—	—	1,637
Foreign	Andina Empaques Argentina S.A.	Argentina	Foreign	Banco Galicia S.A.	Argentina	USD	At maturity	18.00%	19.56%	—	—	—	160,568
Foreign	Andina Empaques Argentina S.A.	Argentina	Foreign	Banco Galicia S.A.	Argentina	ARS	At maturity	48.00%	60.90%	—	—	—	156,146
Total												11,820,186	56,401,282

Schedule of bank obligations, non-current

										Maturity
Debtor			Creditor				Type of	Nominal	Effective	1 year to	More than 2	More than 3	More than 4	More than 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2025
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.144.000-8	Embotelladora Andina S.A.	Chile	Foreign	Bank of America N.A.	Chile	UF	At maturity	2.84%	3.14%	—	—	—	—	92,960,992	92,960,991
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Banco de Chile	Chile	CLP	At maturity	5.23%	—	—	—	—	12,000,000	—	12,000,000
														Total	104,960,991

Maturity
Debtor			Creditor				Amortization	Nominal	Effective	1 year to	more than 2	more than 3	more than 4	more than 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Type	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2024
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
								—	—	—	—	—	—	—	—
								—	—	—	—	—	—	—	—
														Total	—

Schedule of bonds payable

	Current		Non-current		Total
Composition of bonds payable	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2025	12.31.2024
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bonds payable face value	24,451,704	30,490,640	998,729,102	1,012,062,996	1,023,180,806	1,042,553,636
Issuance expenses and discounts associated with placement	(643,499)	(690,032)	(7,128,501)	(8,198,948)	(7,772,000)	(8,888,980)
	23,808,205	29,800,608	991,600,601	1,003,864,048	1,015,408,806	1,033,664,656

Schedule of current and noncurrent balances

		Current		Nominal	Effective			Current		Non-current
		nominal	Adjustment	Interest	Interest	Final	Interest
Bonds	Series	amount	unit	rate	rate	maturity	payment	12.31.2025	12.31.2024	12.31.2025	12.31.2024
								ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	174,513	UF	6.50%	7.11%	06.01.2026	Semiannual	6,969,624	12,894,275	—	6,704,249
CMF Registration 641 08.23.2010	C	818,182	UF	4.00%	3.64%	08.15.2031	Semiannual	5,900,241	5,783,306	27,087,238	31,431,837
CMF Registration 760 08.20.2013	D	4,000,000	UF	3.80%	3.80%	08.16.2034	Semiannual	2,226,780	2,153,282	158,911,840	153,666,760
CMF Registration 760 04.02.2014	E	3,000,000	UF	3.75%	3.70%	03.01.2035	Semiannual	1,475,993	1,427,299	119,183,952	115,250,116
CMF Registration 912 10.10.2018	F	5,700,000	UF	2.80%	2.85%	09.25.2039	Semiannual	1,659,714	1,604,933	226,449,372	218,975,134
U.S. Bonds 2050 01.21.2020	—	300,000,000	US	3.95%	4.09%	01.21.2050	Semiannual	4,747,692	5,215,223	272,139,000	298,938,000
Swiss Bond 2023 09.20.2023	—	170,000,000	CHF	2.72%	3.02%	09.20.2028	Annual	1,471,660	1,412,322	194,957,700	187,096,900
							Total	24,451,704	30,490,640	998,729,102	1,012,062,996

Schedule of non-current maturities

		Year of maturity				Total non-
		More than 1	More than 2	More than 3		current
	Series	to 2	up to 3	up to 4	More than 5	12.31.2025
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 641 08.23.2010	C	5,417,447	5,417,447	5,417,447	10,834,897	27,087,238
CMF Registration 760 08.20.2013	D	—	—	—	158,911,840	158,911,840
CMF Registration 760 04.02.2014	E	—	—	—	119,183,952	119,183,952
CMF Registration 912 10.10.2018	F	—	—	—	226,449,372	226,449,372
U.S. Bonds 2050 01.21.2020	—	—	—	—	272,139,000	272,139,000
Swiss Bond 2023 09.20.2023	—	—	—	—	194,957,700	194,957,700
Total		5,417,447	5,417,447	5,417,447	982,476,761	998,729,102

Schedule of restrictions regarding bonds placed in the local market

12.31.2025
ThCh$
Average net financial debt Last 4 quarters	813,847,764
Net financial debt	768,724,538
Unencumbered assets	3,278,120,804
Total unsecured liabilities	2,109,945,091
EBITDA Last Twelve Months	584,493,573
Net financial expenses Last Twelve Months	(50,740,598)

Schedule of current liabilities for leasing agreements

									Maturity		Total
Debtor		Creditor Entity				Type of	Nominal	Effective	Up to	90 days to	at	at
Name	Country	Tax ID	Name	Country	Currency	Amortization	rate	rate	90 days	1 year	12.31.2025	12.31.2024
									ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	12.28%	370,137	1,180,751	1,550,888	1,339,654
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	124,039	400,702	524,741	409,456
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.18%	14.83%	418,851	827,202	1,246,053	1,281,478
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brazil	BRL	Monthly	11.25%	15.00%	10,178	30,534	40,712	265,453
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	13.00%	149,699	411,071	560,770	651,725
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	60.00%	309,286	96,839	406,125	639,548
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	13.00%	85,449	253,693	339,142	149,202
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	12.00%	13.00%	251,621	255,555	507,176	628,640
Andina Empaques Argentina S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	40.00%	50.00%	27,655	142,824	170,479	—
Vital Jugos S.A	Chile	76.080.198-4	De Lage Landen Chile S.A	Chile	USD	Monthly	4.08%	4.08%	—	—	—	187,511
Vital Jugos S.A	Chile	76.080.198-4	De Lage Landen Chile S.A	Chile	USD	Monthly	6.81%	18.24%	25,787	80,131	105,918	—
Vital Jugos S.A.	Chile	77.951.700-4	Sig Combibloc Chile SPA.	Chile	EUR	Monthly	8.82%	37.02%	40,028	125,750	165,778	156,972
Vital Aguas S.A.	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Monthly	11.24%	11.24%	—	—	—	—
Envases Central S.A	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Monthly	7.33%	2.53%	708,281	—	708,281	—
Envases Central S.A	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A	Chile	UF	Monthly	9.22%	9.22%	—	—	—	683,096
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.95%	2.99%	41,754	127,123	168,877	79,904
Transportes Polar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	4.19%	102,090	305,206	407,296	365,886
Transportes Polar S.A.	Chile	93.075.000-k	Importadora Técnica Vignola SAIC	Chile	UF	Monthly	3.67%	3.74%	23,692	—	23,692	89,569
Transportes Polar S.A.	Chile	93.075.000-k	Inversiones La Verbena Ltda.	Chile	UF	Monthly	3.43%	3.49%	44,736	136,531	181,267	230,503
Transporte Andina Refrescos Ltda.	Chile	78.861.790-9	Comercializadora Novaverde Limitada	Chile	UF	Monthly	3.87%	3.94%	129,765	86,229	215,994	208,121
Transporte Andina Refrescos Ltda.	Chile	78.861.790-9	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.45%	0.45%	—	—	—	—
Transporte Andina Refrescos Ltda.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	2.88%	2.88%	—	—	—	989,891
Transporte Andina Refrescos Ltda.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	4.19%	220,247	674,466	894,713	825,667
Transporte Andina Refrescos Ltda.	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	5.39%	5.39%	—	—	—	63,008
Transporte Andina Refrescos Ltda.	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	2.80%	2.84%	99,850	100,551	200,401	—
Transporte Andina Refrescos Ltda.	Chile	76.930.500-7	Inmobiliaria Ilog	Chile	UF	Monthly	2.09%	2.11%	143,755	144,507	288,262	—
Transporte Andina Refrescos Ltda.	Chile	76.536.499-K	Jungheinrich Rentalift SPA G1	Chile	UF	Monthly	3.41%	3.47%	48,662	148,496	197,158	—
Transporte Andina Refrescos Ltda.	Chile	76.536.499-K	Jungheinrich Rentalift SPA G2	Chile	UF	Monthly	3.41%	3.47%	73,036	222,877	295,913	—
Transporte Andina Refrescos Ltda.	Chile	76.536.499-K	Jungheinrich Rentalift SPA G3	Chile	UF	Monthly	3.41%	3.47%	42,426	129,467	171,893	—
Transporte Andina Refrescos Ltda.	Chile	76.914.632-6	Equipos y Soluciones Logísticas SpA	Chile	UF	Monthly	2.39%	2.49%	35,825	60,185	96,010	—
Red de Transportes Comerciales Ltda.	Chile	76.930.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	2.48%	2.48%	—	—	—	368,314
Embotelladora Andina S.A.	Chile	91.144.000-8	Inversiones La Verbena Ltda.	Chile	UF	Monthly	3.43%	3.48%	5,841	17,827	23,668	17,413
Embotelladora Andina S.A.	Chile	91.144.000-8	Codepack	Chile	USD	Monthly	2.32%	2.35%	40,136	94,558	134,694	—
										Total	9,625,901	9,631,011

Schedule of noncurrent liabilities for leasing agreements

							Maturity
Debtor		Creditor Entity				Type of	Nominal	Effective	1 year to	2 years to	3 years to	4 years to	more than	at
Name	Country	Tax ID	Name	Country	Currency	Amortization	rate	rate	2 years	3 years	4 years	12.31.2025	5 years	12.31.2025
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	12.28%	1,752,504	1,980,330	534,070	—	—	4,266,904
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	496,719	575,835	640,097	737,072	78,041	2,527,764
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.18%	14.83%	664,218	351,832	—	—	—	1,016,050
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leao Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	11.25%	15.00%	34,234	—	—	—	—	34,234
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	13.00%	548,095	548,095	517,513	181,110	—	1,794,813
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	CLP	Monthly	50.00%	60.00%	47,133	27,656	—	—	—	74,789
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	USD	Monthly	12.00%	13.00%	252,406	—	—	—	—	252,406
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	13.00%	300,590	255,543	255,543	255,543	531,985	1,599,204
Vital Jugos S:A	Chile	76.080.198-4	De Lage Landen Chile S.A	Chile	USD	Monthly	6.81%	18.24%	113,617	121,876	31,829	—	—	267,322
Vital Jugos S.A	Chile	77.951.198-4	Sig Combibloc Chile SPA.	Chile	EUR	Monthly	8.82%	37.02%	181,726	199,208	218,371	239,378	106,415	945,098
Transporte Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	4.19%	932,187	888,763	—	—	—	1,820,950
Transporte Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA G1	Chile	UF	Monthly	3.41%	3.47%	203,986	104,628	—	—	—	308,614
Transporte Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA G2	Chile	UF	Monthly	3.41%	3.47%	306,163	316,768	135,203	—	—	758,134
Transporte Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA G3	Chile	UF	Monthly	3.41%	3.47%	177,847	184,007	190,381	64,915	—	617,150
Transportes Polar S.A.	Chile	76.413.243-2	Inversiones La Verbena	Chile	UF	Monthly	3.43%	3.49%	230,390	259,822	268,875	—	—	759,087
Transportes Polar S.A.	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	3.47%	410,737	388,644	—	—	—	799,381
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.95%	2.99%	173,926	179,127	184,484	110,154	—	647,691
Embotelladora Andina S.A	Chile	91.144.000-8	Inversiones La Verbena Ltda.	Chile	UF	Monthly	3.43%	3.45%	30,266	34,133	35,321	—	—	99,720
													Total	18,589,311

							Maturity
Debtor		Creditor				Type of	Nominal	Effective	1 year to	2 years to	3 years to	4 years to	more than	At
Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2024
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	12.28%	1,513,809	1,710,604	1,932,983	521,301	—	5,678,697
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	482,012	567,424	667,972	754,477	637,981	3,109,866
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.18%	8.18%	866,320	380,045	195,378	—	—	1,441,743
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leao Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	11.25%	11.25%	30,939	29,057	—	—	—	59,996
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	597,759	597,759	597,759	564,406	197,521	2,555,204
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	15,078	—	—	—	—	15,078
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	USD	Monthly	12.00%	12.00%	102,638	74,851	—	—	—	177,489
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	12.00%	389,010	327,827	278,698	278,698	859,320	2,133,553
Vital Jugos S.A	Chile	77.951.198-4	Sig Combibloc Chile SPA.	Chile	EUR	Monthly	9.22%	33.10%	172,072	188,625	206,770	226,661	226,879	1,021,007
Transporte Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	3.74%	865,182	901,419	867,356	—	—	2,633,957
Transportes Polar S.A.	Chile	76.413.243-2	Inversiones La Verbena	Chile	UF	Monthly	3.43%	3.43%	187,008	229,809	352,080	—	—	768,897
Transportes Polar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	4.11%	381,213	397,180	378,677	—	—	1,157,070
Transportes Polar S.A.	Chile	93.075.000-k	Importadora Técnica Vignola SAIC	Chile	UF	Monthly	3.67%	3.67%	22,910	—	—	—	—	22,910
Embotelladora Andina S.A	Chile	91.144.000-8	Inversiones La Verbena Ltda.	Chile	UF	Monthly	3.43%	3.43%	24,049	29,876	33,189	28,540	—	115,654
													Total	20,891,121